INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of Income tax asset and liability, net

	As of December 31,
	2023	2022
Núcleo	1,262	782
NYSSA	148	125
Adesol	104	60
Pem	38	6
Opalker	10	3
	(*) 1,562	976

Schedule of deferred income tax assets and liabilities, net and the actions for recourse tax receivable

		As of December 31,
		2023	2022
Tax carryforward		(494,367)	(94,690)
Allowance for doubtful accounts		(16,783)	(27,971)
Legal Claims and contingent liabilities		(7,316)	(9,386)
PP&E, intangible assets and right of use assets		622,539	666,335
Cash dividends from foreign companies		13,632	7,589
Income tax inflation adjustment effect		330,668	256,107
Other deferred tax liabilities (assets), net		(158)	(5,050)
Total deferred tax liabilities, net		448,215	792,934
Actions for recourse tax receivable		(888)	(2,765)
Total deferred tax liability, net	(*)	447,327	790,169

Net deferred tax assets		(13,815)	(7,698)
Net deferred tax liabilities		461,142	797,867
(*)	Includes $ (1,901) million of currency translation adjustments on foreign subsidiaries’ initial balances.

Schedule of maturities of estimated tax carryforward

		Tax carryforward
Company	Tax carryforward	amount as of	Tax carryforward
	generation year	12.31.2023	expiration year
Telecom	2022	307,623	2027
Telecom	2023	1,083,494	2028
Micro Sistemas	2021	240	2026
Micro Sistemas	2022	3,424	2027
Micro Sistemas	2023	17,505	2028
Interradios	2023	3	2028
Ubiquo	2022	128	No deadline
Ubiquo	2023	199	No deadline
AVC Continente Audiovisual	2021	3	2026
AVC Continente Audiovisual	2022	37	2027
AVC Continente Audiovisual	2023	135	2028
Cable Imagen	2021	6	2026
Cable Imagen	2022	16	2027
Cable Imagen	2023	51	2028
		1,412,864

Schedule of income tax reconciliation between amounts computed based on statutory income tax rate and pre-tax income

	Years ended December 31,
	2023	2022	2021

	Profit (loss)
Income (loss) before income tax expense	(587,944)	(722,915)	262,399
Non-taxable items – Earnings from associates and joint ventures	1,888	(2,550)	(2,398)
Non-taxable items – Impairment of Goodwill charges	—	759,722	4,045
Non-taxable items – Other	1,299	4,771	(6,901)
Restatement in current currency of Equity, Goodwill and others	1,016,337	779,531	616,961
Subtotal	431,580	818,559	874,106
Effective income tax rate	33.65%	34.41%	34.34%
Income tax expense at statutory tax rate of each subsidiary	(145,208)	(281,689)	(300,149)
Deferred tax liability restatement in current currency and others	924,425	674,272	357,714
Income tax inflation adjustment	(429,765)	(306,768)	(254,280)
Actions for recourse	—	(3)	44
Income tax on cash dividends of foreign companies	(11,195)	(3,276)	(5,434)
Income tax benefit (expense) (*)	338,257	82,536	(202,105)

Current tax	(2,899)	54,562	(113,011)
Deferred tax	341,156	27,974	(89,094)
Income tax benefit (expense)	338,257	82,536	(202,105)

(*)In 2023 includes $ (571) million corresponding to the adjustment made in the Income tax affidavit of 2022.